CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements Of Operations And Comprehensive Loss [Abstract]
Net sales	$ 12,268	$ 12,705	$ 26,633	$ 24,886
Cost of goods sold	13,323	11,675	26,938	23,154
Gross profit	(1,055)	1,030	(305)	1,732
Operating expenses:
Sales and marketing	2,087	3,469	3,520	5,581
General and administrative	2,543	2,805	4,519	5,296
Research and development	159	814	309	1,093
Total operating expenses	4,789	7,088	8,348	11,970
Loss from operations	(5,844)	(6,058)	(8,653)	(10,238)
Other income (expense):
Interest expense, net	(803)	(957)	(1,625)	(1,443)
Loss from equity investment in joint venture	(89)	(152)	(574)	(273)
Other income (expense), net	340	231	528	468
Total other expense	(552)	(878)	(1,671)	(1,248)
Loss before income taxes	(6,396)	(6,936)	(10,324)	(11,486)
Income tax benefit (expense)	12	92	25	130
Net Loss	(6,384)	(6,844)	(10,299)	(11,356)
Less: Net loss attributable to non controlling interest	2,099	2,282	3,254	3,355
Net loss attributable to Zap common shareholders	(4,285)	(4,562)	(7,045)	(8,001)
Net Loss	(6,384)	(6,844)	(10,299)	(11,356)
Other Comprehensive income / (loss)
Foreign currency translation adjustments	454	34	660	(153)
Net unrealized loss on available for sale securities		(67)		(541)
Other comprehensive income / (loss)	454	(33)	660	(694)
Total comprehensive income (loss)	(5,930)	(6,877)	(9,639)	(12,050)
Less: Comprehensive loss attributable to non controlling interest	(1,877)	(2,263)	(2,931)	(3,428)
Comprehensive loss attributable to ZAP's common shareholders	$ (4,053)	$ (4,614)	$ (6,708)	$ (8,622)
Net loss per share attributable to common shareholders:
Basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding:
Basic and diluted	302,518,000	298,217,000	302,518,000	298,891,000